PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful accounts (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Allowance for expected credit losses
Allowance at beginning of year	¥ 622		¥ 496	¥ 770
Business combination	3		14
Provisions for credit losses	477	$ 68	330	79
Write-offs	(260)		(218)	(353)
Allowance at end of year	¥ 842		¥ 622	¥ 496